UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period

January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported) January 31, 2019

Commission File Number of securitizer:  025-03049

Central Index Key Number of securitizer:  0001688593

CONTINENTAL FINANCE COMPANY, LLC1
(Exact name of securitizer as specified in its charter)

Lamiaa Elfar, General Counsel, (732) 957-9560
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: ___________

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

___________________________________________
Name and telephone number, including area code,
of the person to contact in connection with this filing

_________________________

1  Continental Finance Company, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: Continental Credit Card ABS 2016-1, LLC and Continental Credit Card ABS 2017-1, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CONTINENTAL FINANCE COMPANY, LLC
(Securitizer)

By:       /s/ Lamiaa Elfar

      Name: Lamiaa Elfar
      Title:   General Counsel

Dated:  January 31, 2019